Revenues - Summary of Revenues (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Out-licensing revenue			€ 2,399
C-CathEZ sales	€ 5	€ 6
Other revenue		0	716
Total	€ 5	€ 6	€ 3,115